Earnings per share - Narrative (Details) - USD ($)				12 Months Ended
	Jan. 01, 2017	Jan. 01, 2016	Jan. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [line items]
Profit (loss) for the period				$ 1,382,530	$ 204,049,212	$ 350,300,535
Weighted average number of ordinary shares outstanding (in shares)	158,166,534	158,742,282	129,300,666	158,166,534	158,262,268	155,872,171
Diluted earnings per share (in dollars per share)				$ 0.01	$ 1.29	$ 2.22
Anti-dilutive securities excluded (in shares)				0	0
Long term incentive plan 2015
Earnings per share [line items]
Anti-dilutive securities excluded (in shares)				236,590	236,590